Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description	Plan Description:
The Pinnacle Financial Partners, Inc. 401(k) Plan (the “Plan”) was assumed by Pinnacle Financial Partners, Inc., a Georgia corporation (“Pinnacle”) on January 1, 2026 pursuant to the terms and conditions of the Agreement and Plan of Merger dated as of July 24, 2025 by and among Pinnacle Financial Partners, Inc., a Tennessee corporation (“Legacy Pinnacle”), Synovus Financial Corp., and Pinnacle, with Pinnacle continuing as the surviving corporation in the business combination transaction (the “Merger”), all as more fully described in Pinnacle’s filings with the Securities and Exchange Commission.

The following description of the Plan provides only general information.  Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.

General:  The Plan is a defined contribution plan covering all eligible employees of Pinnacle Bank (the "Plan Sponsor") and its subsidiaries who are employed during such plan year and are age twenty-one or older ("participants"). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Contributions:  Each year, participants may contribute up to 100% of pretax annual eligible compensation up to the maximum amount allowed by the Internal Revenue Service, as defined in the Plan. Participants may also make contributions on an after-tax basis (Roth 401(k)), subject to the same internal revenue code limits when combined with their pretax contributions. Eligible compensation is defined as all income excluding fringe benefit income and income from stock appreciation rights, nonqualified stock options, equity-based compensation and bonuses except for incentive bonuses, unless the participant elects otherwise. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers mutual funds, collective trust funds and Pinnacle Financial Partners, Inc. common stock.

The Plan Sponsor matches up to 4% of a participant's eligible contribution to the Plan on a per pay period basis. Additionally, the Plan Sponsor may elect to make a discretionary contribution to the Plan. During 2025 and 2024, no discretionary contribution was made to the Plan by the Plan Sponsor. The Plan Sponsor's contributions are invested according to the investment options chosen by the participants.

Participant Accounts:  Each participant's account is credited (charged) with the participant's and Plan Sponsor's contributions and allocations of investment earnings or losses. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Vesting:  Vesting in participants' and the Plan Sponsor's contributions plus actual earnings or losses thereon is immediate.

Notes Receivable from Participants:  A participant may receive a loan based on the loan program set forth by the Plan. Active participants may borrow a minimum of $1,000 up to 50% of the vested portion of their accounts, subject to a $50,000 maximum. Loans are secured by the applicable participant's account. Loans are repaid through payroll deductions over a maximum of five (5) years, unless the loan is for a primary residence, for which an extended term may be obtained. The loan interest rate, determined monthly, is set at the Prime rate. Current loans bear interest at fixed rates between 3.25% and 8.50% as of December 31, 2025.

Operating Expenses:  Certain expenses of maintaining the Plan are paid directly by the Plan Sponsor and are excluded from these financial statements. Fees related to the administration of notes receivable from participants and processing of distributions are charged directly to applicable participants' accounts. Fees incurred by the Plan for the investment management services are included in net appreciation in fair value of investments.

Payment of Benefits: On termination of service due to death, disability or retirement, a participant may elect to receive either a lump-sum amount equal to the value of the participant's vested interest in his or her account or annual installments. For termination of service due to other reasons, a participant may receive the value of the vested interest in his or her account as a lump-sum distribution.
The Plan permits distributions in the event of a hardship, as defined in the plan agreement. These distributions are taxable and subject to a tax penalty equal to 10% of the hardship distribution amount if the participant is younger than age 59 1/2. Hardship withdrawals are limited to the participant's elective account balance.

Other: Plan assets are held in trust by Capital Bank & Trust (the "Trustee").